Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Financing receivable, recorded investment [Line items]
Loans		¥ 1,879,633	¥ 1,908,366
AAA-BBB [Member]
Financing receivable, recorded investment [Line items]
Loans		874,720	613,505
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		149,048	152,137
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		233,201	186,089
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans		1,699	1,385
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		474,305	273,894
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		16,467
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member]
Financing receivable, recorded investment [Line items]
Loans		568,276	808,146
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		127,309	106,385
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		1,500
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		439,156	701,761
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		311
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans
Others [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	436,637	486,715
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	54,545	46,948
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	334,389	429,075
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	4,025	3,555
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	43,678	7,137
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]
Total [Member]
Financing receivable, recorded investment [Line items]
Loans		1,879,633	1,908,366
Total [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		330,902	305,470
Total [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		234,701	186,089
Total [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans		334,389	429,075
Total [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans		1,699	1,385
Total [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		917,486	979,210
Total [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		60,456	7,137
Total [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.